Litigation, Contractual Commitments and Contingent Liabilities Litigation, Contractual Commitments and Contingent Liabilities - Litigation (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Loss Contingencies [Line Items]
Disputed claims liability (See Note 11)	$ 112	$ 112	$ 0
Accrued expenses and other current liabilities	1,326	1,326	641
Deferred charges and other	364	364	$ 414
Bankruptcy Claims, Amount of Claims Filed		$ 855
Noteholder Disputes [Member] | Judicial Ruling [Member]
Loss Contingencies [Line Items]
Loss Contingency, Actions Taken by Court, Arbitrator or Mediator		Beginning in 2014, CEC was party to a number of lawsuits (the “Noteholder Lawsuits”) relating to the enforceability of certain CEC financial guarantees of CEOC debt obligations. More specifically, seven lawsuits were filed by certain secured or unsecured creditors against CEC (originally also against others) in federal and state courts in New York and Delaware, and one lawsuit was initiated by CEC against certain creditors in New York state court, each seeking judicial determinations of CEC’s liability, if any, for its refusal to pay creditors under various parental guarantees that supported particular CEOC indebtedness. In October 2017, following the Effective Date, each of these Noteholder Lawsuits was dismissed, with prejudice.
Hilton Matter [Member] | Settled Litigation [Member]
Loss Contingencies [Line Items]
Loss Contingency, Actions Taken by Defendant		Under the Settlement Agreement, Hilton received a general unsecured claim in CEOC’s bankruptcy case for an amount equal to $51 million plus 31.75% of amounts paid by Hilton to the Hilton Plan due after July 16, 2016. In addition, for periods following the Effective Date of the Plan, CEC assumed certain of CEOC’s obligations under the Allocation Agreement and Hilton turned over to CEC the distributions on account of $25 million of Hilton’s claim in the CEOC bankruptcy, minus an amount for reimbursement of Hilton’s costs and expenses. The settlement amount was fully accrued in liabilities subject to compromise at CEOC, which was acquired by CEC on the Effective Date.
Hilton Matter [Member] | Settled Litigation [Member] | Caesars Entertainment Operating Company [Member]
Loss Contingencies [Line Items]
Loss Contingency, Actions Taken by Defendant		On June 9, 2016, CEC, CEOC and the Hilton Parties entered into a settlement of the claims in the Hilton Actions (the “Settlement Agreement”). Under the Settlement Agreement, Hilton would receive a general unsecured claim in CEOC’s bankruptcy case for an amount equal to $51 million plus 31.75% of amounts paid by Hilton to the Hilton Plan due after July 16, 2016. In addition, for periods following the Effective Date of the Plan, CEC would assume certain of CEOC’s obligations under the Allocation Agreement and Hilton would turn over to CEC the distributions on account of $25 million of Hilton’s claim in the CEOC bankruptcy, minus an amount for reimbursement of Hilton’s costs and expenses. The CEOC Bankruptcy Court approved the Settlement Agreement on July 19, 2016. The settlement amount was fully accrued in liabilities subject to compromise at CEOC, which was acquired by CEC on the Effective Date.
Loss Contingency, Receivable, Proceeds	12
Deferred credits and other	7	$ 7
Accrued expenses and other current liabilities	5	5
National Retirement Fund Lawsuit [Member] | Settled Litigation [Member]
Loss Contingencies [Line Items]
Litigation Settlement, Amount Awarded to Other Party		45
Loss Contingency Accrual	30	30
Deferred charges and other	15	$ 15
Loss Contingency, Actions Taken by Court, Arbitrator or Mediator		On March 13, 2017, CEC, CERP, CEOC (on behalf of itself and each of the Debtors and its other direct and indirect subsidiaries), the Five Employers, the NRF, the NRF’s legacy plan, the NRF’s trustees, and others entered into a Settlement Agreement (the “NRF Settlement Agreement”). Under the NRF Settlement Agreement, on the Effective Date, CEC paid $45 million to the NRF (the “NRF Payments”) and mutual releases between the CEC-affiliated parties and the NRF-affiliated parties to the NRF Settlement Agreement became effective. Promptly after the Effective Date, each of the actions, proceedings and appeals relating to the NRF Litigations was dismissed with prejudice. The portion of the NRF Payments related to contributions of $15 million was accounted for as a prepayment toward future pension contributions and recorded in Deferred charges and other assets at December 31, 2017 on the Balance Sheet.
Convertible Debt [Member]
Loss Contingencies [Line Items]
Restricted Cash and Cash Equivalents	$ 54	$ 54
Common Stock, Capital Shares Reserved for Future Issuance	9	9
Convertible notes issued to settle claims	$ 35	$ 35